Acquisitions And Dispositions (Tables)	6 Months Ended
Jun. 30, 2013
Schedule Of Company's Supplemental Consolidated Pro Forma Total Revenues And Net Income

The following table presents the Company’s supplemental consolidated pro forma total revenues and net income as if the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction had occurred on January 1, 2012 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Pro forma total revenues (1)	$28,631	$1,853	$42,995	$2,493
Pro forma net loss (1)	$(20,877)	$(4,154)	$(26,293)	$(5,195)

(1)	This unaudited pro forma supplemental information does not purport to be indicative of what the Company’s operating results would have been had the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction occurred on January 1, 2012.

Management Internalization [Member]
Schedule Of Fair Values Of Assets Acquired

The following table summarizes the fair values of the assets acquired as part of the Management Internalization as of the date of acquisition (in thousands):

Buildings and improvements	$4,214
Identified intangible assets:
Trademark	3,100
Database	2,100
Goodwill	120,655

Fair value of acquired assets	$130,069

Alaska Joint Venture Acquisition [Member]
Schedule Of Fair Values Of Assets Acquired

The following table summarizes the fair values of the assets acquired as part of the Alaska Joint Venture Acquisition as of the date of acquisition (in thousands):

Land	$156,648
Building and improvements	740,396
Receivable for net cash flows prior to acquisition date	1,896
In-place lease values	5,547

Fair value of acquired assets	$904,487

RJ LLC [Member]
Schedule Of Fair Values Of Assets Acquired

The following table summarizes the fair values of the net assets of RJ LLC, RJ1 and RJ2 that the Company gained control over on June 14, 2013 and the associated 67% noncontrolling interest held by the RJ1 Investors and RJ2 Investors in RJ1 and RJ2, respectively (in thousands):

Land	$10,340
Building and improvements	54,123
In-place lease values	539
Cash and cash equivalents	1,128
Other current assets and liabilities, net	(311)
Note payable	(7,600)
Noncontrolling interest	(39,321)

Fair value of acquired net assets	$18,898